Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)	Total	Issued capital [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Preference shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]
Balance, beginning of the period at Oct. 31, 2022			$ 225,982,000		$ 1,612,000	$ 109,335,000	$ 99,000
Statement Line Items [Line Items]
Purchased and cancelled during the period	$ (13,300,000)		(11,438,000)			(1,900,000)
Stock-based compensation (note 9)					727,000
Adjustment for purchased and cancelled common shares						(1,854,000)
Net income (loss)	29,683,000					29,683,000
Dividends paid on common and preferred shares						(2,703,000)
Other comprehensive income (loss)							(47,000)
Balance, end of the period at Jul. 31, 2023	365,043,000	$ 228,191,000	214,544,000	$ 13,647,000	2,339,000	134,461,000	52,000
Balance, beginning of the period at Apr. 30, 2023			215,233,000		2,147,000	125,398,000	94,000
Statement Line Items [Line Items]
Purchased and cancelled during the period	(734,000)		(689,000)			(45,000)
Stock-based compensation (note 9)					192,000
Adjustment for purchased and cancelled common shares						(45,000)
Net income (loss)	10,003,000					10,003,000
Dividends paid on common and preferred shares						(895,000)
Other comprehensive income (loss)							(42,000)
Balance, end of the period at Jul. 31, 2023	365,043,000	228,191,000	214,544,000	13,647,000	2,339,000	134,461,000	52,000
Balance, beginning of the period at Oct. 31, 2023	377,158,000		214,824,000		2,513,000	146,043,000	131,000
Statement Line Items [Line Items]
Purchased and cancelled during the period			0
Stock-based compensation (note 9)					276,000
Adjustment for purchased and cancelled common shares						0
Net income (loss)	34,232,000					34,232,000
Dividends paid on common and preferred shares						(2,691,000)
Other comprehensive income (loss)							10,000
Balance, end of the period at Jul. 31, 2024	408,985,000	228,471,000	214,824,000	13,647,000	2,789,000	177,584,000	141,000
Balance, beginning of the period at Apr. 30, 2024			214,824,000		2,717,000	168,776,000	139,000
Statement Line Items [Line Items]
Purchased and cancelled during the period			0
Stock-based compensation (note 9)					72,000
Adjustment for purchased and cancelled common shares						0
Net income (loss)	9,705,000					9,705,000
Dividends paid on common and preferred shares						(897,000)
Other comprehensive income (loss)							2,000
Balance, end of the period at Jul. 31, 2024	$ 408,985,000	$ 228,471,000	$ 214,824,000	$ 13,647,000	$ 2,789,000	$ 177,584,000	$ 141,000